Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 8 – INCOME TAXES

The provision for income taxes consists of the following for the years ended December 31:

(Dollars in thousands)	2015	2014	2013

Current	$2,564	$2,393	$2,196

Deferred	83	175	77

Total income tax provision	$2,647	$2,568	$2,273

The income tax provision attributable to income from operations differs from the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes as follows:

(Dollars in thousands)	2015	2014	2013

Expected provision using statutory federal income tax rate	$2,947	$2,874	$2,554

Tax-exempt income on state and municipal securities and political subdivision loans	(216)	(188)	(203)

Interest expense associated with carrying certain state and municipal securities and political subdivision loans	4	4	6

Tax-exempt income on bank-owned life insurance	(92)	(90)	(86)

Other	4	(32)	2

Total income tax provision	$2,647	$2,568	$2,273

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are as follows:

(Dollars in thousands)	2015	2014

Allowance for loan losses	$1,743	$1,648

Net operating loss carryforward	213	341

Unrealized loss on securities available-for-sale	215	145

Other	41	41

Deferred tax assets	2,212	2,175

Premises and equipment	(359)	(374)

Federal Home Loan Bank stock dividends	(609)	(609)

Deferred loan fees	(326)	(282)

Prepaid expenses	(193)	(159)

Other	(361)	(374)

Deferred tax liabilities	(1,848)	(1,798)

Net deferred tax asset	$364	$377

The Company has a net operating loss tax carryforward of approximately $626 thousand, as of December 31, 2015. The net operating loss carryforward can be used to offset future taxable income and will begin to expire in tax year 2026.

The Company recognized the benefit of a capital loss carryforward due to expire in 2014 with the redemption of Federal Home Loan stock in 2014. The valuation allowance for the capital loss carryforward was reversed during 2014. No additional valuation allowance is deemed necessary in view of certain tax strategies, coupled with the anticipated future taxable income as evidenced by the Company’s earnings.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Consolidated Statements of Income. With few exceptions, the Company is no longer subject to U.S. federal, state, or local income tax examinations by tax authorities for years prior to 2012.